Right-of-use assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right-of-use Assets
Right-of-use assets

5.	Right-of-use assets

	September 30, 2024	December 31, 2023
	USD	USD
Right-of-use assets

As the beginning of the year	86,990	-
Additions	-	109,120
Amortisation	(20,141)	(21,598)
Effect of changes in exchange rate	7,391	(532)
Carrying amount as at year end	74,240	86,990

Right-of-use assets comprise of:

Office premises	74,240	86,990

The leases of office premises are typically made for a period of 2 to 4 years. The lessors do not impose any covenants.

	September 30, 2024	December 31, 2023
	USD	USD
Lease liabilities

Non-current	51,827	67,661
Current	30,331	23,693
	82,158	91,354

The lease payments associated with short-term leases or leases of low-value assets are recognized as an expense on a straight-line basis over the lease term. No right-of-use assets and lease liabilities are recognized for these leases. The Group’s short-term and low-value leases were immaterial for the periods presented. Interest expense included in finance cost for the nine months ended September 30, 2024 and 2023 are USD4,820 and USD4,834 respectively.

5.	Right-of-use assets (continued)

The table below discloses the discounted lease payments to be made by the Group for its leases after the reporting date as follows:

	September 30, 2024	December 31, 2023
	USD	USD

Less than one year	30,331	23,693
One to two years	51,827	60,680
Two to three years	-	6,981
Total discounted lease payments	82,158	91,354

5. Right-of-use assets

	2023	2022
	USD	USD
Right-of-use assets

As the beginning of the year	-	-
Additions	109,120	-
Amortization	(21,598)	-
Effect of changes in exchange rate	(532)	-
Carrying amount as at year end	86,990	-

Right-of-use assets comprise of:

Office premises	86,990	-

The leases of office premises are typically made for a period of 2 to 4 years. The lessors do not impose any covenants.

	2023	2022
	USD	USD
Lease liabilities

Non-current	67,661	-
Current	23,693	-
	91,354	-

The lease payments associated with short-term leases or leases of low-value assets are recognized as an expense on a straight-line basis over the lease term. No right-of-use assets and lease liabilities are recognized for these leases. As at December 31, 2023, the Group is committed to USD3,929 (2022: USD9,780) for short-term leases and USD1,746 (2022: USD2,241) for low-value leases. Interest expense included in finance cost for the year ended December 31, 2023 are USD6,645 (2022: Nil).

As at December 31, 2023, the lease liabilities bear interest rate of 8% per annum (2022: Nil).

Total cash outflows for leases during the financial year is amounted to USD17,207 (2022: Nil).

The table below discloses the discounted lease payments to be made by the Group for its leases after the reporting date as follows:

	2023	2022
	USD	USD
Less than one year	23,693
One to two years	60,680	-
Two to three years	6,981	-
Total discounted lease payments	91,354	-